Financial risk management objectives and policies - Interest rate risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [abstract]
Percentage increase in interest rate	0.50%	0.50%
Increase in interest rate, effect on pre-tax equity	$ (90)
Percentage decrease in interest rate	(0.50%)	(0.50%)
Decrease in interest rate, effect on pre-tax equity	$ 90